Appendix 2.2 Additional Information No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Statement of Financial Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	$ 1,386,241	$ 1,495,258	[1]	$ 1,652,333
Trade and other receivables, Non-current	1,105,384	1,163,370	[1]	1,030,279
Trade and other payables, current	1,533,475	1,535,871	[1]	1,669,660	[1]
Trade and other payables non-current	985,569	969,504	[1]	678,966	[1]
Energy and Capacity [Member] | Estimated Sales and Purchases of Energy and Capacity [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	774,922	1,297,546		1,230,244
Trade and other receivables, Non-current	911,224	855,454		1,106,548
Total Estimated Assets	1,686,146	2,153,000		2,336,792
Trade and other payables, current	288,862	209,649		113,298
Trade and other payables non-current	892,767	795,436		651,931
Total Estimated Liabilities	1,181,629	1,005,085		765,229
Energy and Tolls [Member] | Estimated Sales and Purchases of Energy and Capacity [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	105,604	107,853		65,761
Total Estimated Assets	105,604	107,853		65,761
Trade and other payables, current	32,024	29,271		25,279
Total Estimated Liabilities	$ 32,024	$ 29,271		$ 25,279

[1]	See Note 3.